Cash And Cash Equivalents And Pledged Bank Deposits Held (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 Currency, U.S. Dollar USD ($)	Dec. 31, 2011 Currency, U.S. Dollar Mainland China USD ($)	Dec. 31, 2011 Currency, U.S. Dollar HONG KONG USD ($)	Dec. 31, 2011 Currency, U.S. Dollar UNITED STATES USD ($)	Dec. 31, 2011 Currency, U.S. Dollar European Union USD ($)	Dec. 31, 2011 Currency, Euro USD ($)	Dec. 31, 2011 Currency, Euro EUR (€)	Dec. 31, 2011 Currency, Euro Mainland China EUR (€)	Dec. 31, 2011 Currency, Euro HONG KONG EUR (€)	Dec. 31, 2011 Currency, Euro UNITED STATES EUR (€)	Dec. 31, 2011 Currency, Euro European Union EUR (€)	Dec. 31, 2011 Currency, Chinese Renminbi USD ($)	Dec. 31, 2011 Currency, Chinese Renminbi CNY	Dec. 31, 2011 Currency, Chinese Renminbi Mainland China CNY	Dec. 31, 2011 Currency, Chinese Renminbi HONG KONG CNY	Dec. 31, 2011 Currency, Chinese Renminbi UNITED STATES CNY	Dec. 31, 2011 Currency, Chinese Renminbi European Union CNY	Dec. 31, 2011 Hong Kong Dollar Currency USD ($)	Dec. 31, 2011 Hong Kong Dollar Currency HKD	Dec. 31, 2011 Hong Kong Dollar Currency Mainland China HKD	Dec. 31, 2011 Hong Kong Dollar Currency HONG KONG HKD	Dec. 31, 2011 Hong Kong Dollar Currency UNITED STATES HKD	Dec. 31, 2011 Hong Kong Dollar Currency European Union HKD
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 103,440	$ 68,648	$ 3,006	$ 31,786	$ 0	$ 15,567	€ 12,017	€ 2,535	€ 1,585	€ 5	€ 7,892	$ 721,755	4,547,718	4,546,951	767	0	0	$ 10	75	0	75	0	0